Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total revenues	$ 3,370,789	$ 1,828,976	$ 10,781
Total cost of revenues	2,181,184	1,003,772	9,240
Gross profit	1,189,605	825,204	1,541
Operating expenses:
Selling	783,813	330,828	5,939
General and administrative	2,916,360	3,927,450	6,499,940
Provision for (recovery of) credit losses	89,719	199,812	(22,306)
Impairment of long-lived assets	725,940
Impairment of goodwill	7,982,271
Research and development	361,080	498,168
Total operating expenses	12,859,183	4,956,258	6,483,573
Loss from operations	(11,669,578)	(4,131,054)	(6,482,032)
Other income (expenses):
Interest expenses	(982,277)	(3,183)	(92,144)
Interest income	516	1,168	63
Other income (expenses), net	37,938	(602,228)	(22)
Loss from disposal of subsidiaries		(3,577,279)
Change in fair value of convertible debt			47,813
Total other expenses, net	(943,823)	(4,181,522)	(44,290)
Loss before income taxes	(12,613,401)	(8,312,576)	(6,526,322)
Income taxes expense
Net loss from continuing operations	(12,613,401)	(8,312,576)	(6,526,322)
Net loss from discontinued operations, net of taxes		(74,347)	(9,542,748)
Net loss	(12,613,401)	(8,386,923)	(16,069,070)
Less: Net loss attributable to non-controlling interest	(273,485)	(34,271)	(427,335)
Net loss attributable to ReTo Eco-Solutions, Inc.	(12,339,916)	(8,352,652)	(15,641,735)
Comprehensive loss:
Net loss	(12,613,401)	(8,386,923)	(16,069,070)
Other comprehensive income (loss):
Foreign currency translation adjustment	(81,629)	1,145,186	223,433
Comprehensive loss	(12,695,030)	(7,241,737)	(15,845,637)
Less: Comprehensive loss attributable to non-controlling interest	(220,917)	(44,759)	(339,231)
Comprehensive loss attributable to Reto Eco-Solutions, Inc.	(12,474,113)	(7,196,978)	(15,506,406)
Net loss attributable to ReTo Eco-Solutions, Inc.
Continuing operations	(12,339,916)	(8,312,576)	(6,526,322)
Discontinued operations		(40,076)	(9,115,413)
Total	$ (12,339,916)	$ (8,352,652)	$ (15,641,735)
Basic and diluted Loss per share attributable to ReTo Eco-Solutions, Inc.
Continuing operations (in Dollars per share)	$ (25.84)	$ (50.68)	$ (405.59)
Continuing operations diluted (in Dollars per share)	(25.84)	(50.68)	(405.59)
Discontinued operations (in Dollars per share)		(0.24)	(566.49)
Discontinued operations diluted (in Dollars per share)		(0.24)	(566.49)
Total (in Dollars per share)	$ (25.84)	$ (50.92)	$ (972.08)
Weighted average number of shares*
Basic (in Shares)	477,462	164,030	16,091
Diluted (in Shares)	477,462	164,030	16,091
Nonrelated Party
Total revenues	$ 3,370,789	$ 1,599,376	$ 10,781
Total cost of revenues	2,181,184	871,329	9,240
Related Parties
Total revenues		229,600
Total cost of revenues		$ 132,443